INVENTORIES	12 Months Ended
Dec. 31, 2019
INVENTORIES
INVENTORIES

8.     INVENTORIES

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Medicine	2,196	2,625	377
Medical material	90	1,728	249
Low-value consumables	1,580	1,388	199
	3,866	5,741	825

Less: inventory provision	(510)	(1,400)	(201)

	3,356	4,341	624